Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Average credit period, description	The Group allows an average credit period of 120 -180 days to its trade customers.
Bad debt allowance	$ 11,215,912	$ 4,923,646
Trade receivables	$ 2,180,406	$ 1,874,193